Income Taxes Disclosure - Income Taxes from Continuing Operations (Schedule of Deferred Tax Assets Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 0	$ 6,898	$ 0